Cash and equivalents, marketable securities and short-term investments - Unrealized gains and losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and equivalents, marketable securities and short-term investments
Cost basis	$ 5,587	$ 6,188
Gross unrealized gains	13	12
Gross unrealized losses	(3)	(2)
Fair value	5,597	6,198
Cash and equivalents	3,644	4,565
Marketable securities and short-term investments	1,953	1,633
Cost basis	80
Fair value	86
Securities for Reverse Repurchase Agreements	268	224
Gross realized gains (reclassified from accumulated other comprehensive loss to income) on available-for-sale securities	1	1	$ 2
Gross realized losses (reclassified from accumulated other comprehensive loss to income) on available-for-sale securities	1	2	$ 23
Securities held-to-maturity
Cash and equivalents, marketable securities and short-term investments
Cost basis	80	99
Gross unrealized gains	6	11
Fair value	86	110
Cash
Cash and equivalents, marketable securities and short-term investments
Cost basis	1,704	1,837
Fair value	1,704	1,837
Cash and equivalents	1,704	1,837
Time deposits
Cash and equivalents, marketable securities and short-term investments
Cost basis	2,764	2,821
Fair value	2,764	2,821
Cash and equivalents	1,940	2,717
Marketable securities and short-term investments	824	104
Other short-term investments
Cash and equivalents, marketable securities and short-term investments
Cost basis	271	231
Fair value	271	231
Marketable securities and short-term investments	271	231
Debt securities - U.S. government obligations | Available-for-sale securities
Cash and equivalents, marketable securities and short-term investments
Cost basis	221	120
Gross unrealized gains	1	2
Gross unrealized losses	(2)	(1)
Fair value	220	121
Marketable securities and short-term investments	220	121
Debt securities - Other government obligations | Available-for-sale securities
Cash and equivalents, marketable securities and short-term investments
Cost basis	2	2
Fair value	2	2
Marketable securities and short-term investments	2	2
Debt securities - Corporate | Available-for-sale securities
Cash and equivalents, marketable securities and short-term investments
Cost basis	95	519
Gross unrealized gains	1	1
Gross unrealized losses	(1)	(1)
Fair value	95	519
Cash and equivalents		11
Marketable securities and short-term investments	95	508
Equity securities | Available-for-sale securities
Cash and equivalents, marketable securities and short-term investments
Cost basis	530	658
Gross unrealized gains	11	9
Fair value	541	667
Marketable securities and short-term investments	$ 541	$ 667